Other assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Analysis of Other Assets
An analysis of other assets at December 31, 2022 and 2023 is as follows:

	2022		2023
Current portion:
Advances to suppliers (different from CAPEX and inventories)	Ps.	8,247,735	Ps.	8,788,638
Prepaid insurance		1,988,713		2,105,556
Other		328,974		328,065

	Ps.	10,565,422	Ps.	11,222,259

Non-current portion:

Recoverable taxes	Ps.	9,363,682	Ps.	8,879,374
Prepayments for the use of fiber optics		3,424,850		2,734,008
Judicial deposits (1)		16,309,977		15,456,282
Prepaid expenses		10,483,113		10,574,048

Total	Ps.	39,581,622	Ps.	37,643,712